Shareholder Report, Holdings (Details) - C000204431	Jul. 31, 2025
29273VAN0 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
912797PW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.80%
00912XBJ2 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
28504KAA5 | Electricite de France S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
05565AB28 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
65480CAC9 | Nissan Motor Acceptance Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
67113DAS3 | OZLM XXIV Ltd., C2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
05684BAB3 | Bain Capital Specialty Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
03764QBL5 | Apidos CLO XV, DRR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
48253YBU1 | KKR CLO 27 LTD, D1R2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CLO01749WAU7
Holdings [Line Items]
Percent of Total Investments	19.20%
CMO31364HR41
Holdings [Line Items]
Percent of Total Investments	5.80%
Industrials008911BK4
Holdings [Line Items]
Percent of Total Investments	53.10%
Financials064058AJ9
Holdings [Line Items]
Percent of Total Investments	7.70%
Consumer DiscretionaryBL4679264
Holdings [Line Items]
Percent of Total Investments	11.30%
U.S. Treasury Obligations912797PW1
Holdings [Line Items]
Percent of Total Investments	2.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CMO
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
CLO
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%